Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 14,151,516	$ 16,296,770	$ 17,989,788
Cost of revenues	(7,794,852)	(6,857,944)	(6,117,640)
Gross Profit	6,356,664	9,438,826	11,872,148
Operating Expenses
Selling and marketing expenses	(2,099,968)	(3,137,316)	(3,441,941)
General and administrative expenses	(6,799,634)	(5,863,373)	(3,124,301)
Research and development expenses	(411,524)	(758,878)	(816,553)
Total Operating Expenses	(9,311,126)	(9,759,567)	(7,382,795)
(Loss) Income from Operations	(2,954,462)	(320,741)	4,489,353
Interest income, net	142,014	175,987	146,965
Other income, net	262,442	34,001	305,566
(Loss) Income Before Income Taxes	(2,550,006)	(110,753)	4,941,884
Income tax (expenses) benefits	(272,313)	349,418	(484,787)
Net (Loss) Income	(2,822,319)	238,665	4,457,097
Net (income) loss attributable to noncontrolling interests	(118,572)		1,283
Net (Loss) Income Attributable to Zhongchao Inc.’s shareholders	(2,940,891)	238,665	4,458,380
Other Comprehensive (Loss) Income
Foreign currency translation adjustment	(1,715,262)	281,793	1,259,984
Comprehensive (Loss) Income	(4,537,581)	520,458	5,717,081
Total comprehensive (income) loss attributable to noncontrolling interests	(112,139)		1,283
Total Comprehensive (Loss) Income Attributable to Zhongchao Inc.’s Shareholders	$ (4,649,722)	$ 520,458	$ 5,718,364
Weighted Average Number of Ordinary Share Outstanding
Basic (in Shares)	25,997,757	24,938,513	24,425,637
(Loss) Earnings per Share
Basic (in Dollars per share)	$ (0.113)	$ 0.01	$ 0.183